INTANGIBLES AND GOODWILL - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Intangibles impairment charge	$ 0	$ 31,700,000	$ 27,764,000	$ 31,700,000	$ 31,700,000	$ 0	$ 0
Goodwill	$ 0	$ 13,100,000	0	$ 13,100,000	13,064,000	13,064,000		$ 0
Percentage of fair value in excess of carrying amount		45.00%		45.00%
Goodwill impairment			$ 13,064,000		$ 0	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount		45.00%		45.00%
Maximum
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount					55.00%